FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       October 29, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       88

Form 13F Information Table Value Total:       $179,674



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      819    15798 SH       SOLE                             15798
Acme Metals Inc                COM              004724100        0    10000 SH       SOLE                             10000
American International Group   COM              026874107     4222    54122 SH       SOLE                             54122
Amgen Inc                      COM              031162100     3817    64940 SH       SOLE                             64940
Arthur J. Gallagher & Co       COM              363576109     3344    98800 SH       SOLE                             98800
Avery-Dennison Corp            COM              053611109      700    14800 SH       SOLE                             14800
Bank of America Corp           COM              060505104     1075    18401 SH       SOLE                             18401
Barr Laboratories Inc          COM              068306109     2811    35550 SH       SOLE                             35550
BellSouth Corp                 COM              079860102     5447   131100 SH       SOLE                            131100
Bristol Myers Squibb Co        COM              110122108      705    12680 SH       SOLE                             12680
CVS Corp                       COM              126650100     2077    62556 SH       SOLE                             62556
Calpine Corporation            COM              131347106     2294   100575 SH       SOLE                            100575
Cardinal Health Inc            COM              14149Y108     2137    28900 SH       SOLE                             28900
Caremark Rx Inc                COM              141705103     3951   236900 SH       SOLE                            236900
Chevron Corp                   COM              166751107     4022    47460 SH       SOLE                             47460
Cisco Systems Inc              COM              17275R102      569    46735 SH       SOLE                             46735
Citigroup Inc                  COM              172967101     4510   111367 SH       SOLE                            111367
Coca Cola Co                   COM              191216100      860    18361 SH       SOLE                             18361
Colgate Palmolive Co           COM              194162103     4625    79400 SH       SOLE                             79400
Comdisco Inc                   COM              200336105       25    43200 SH       SOLE                             43200
Comverse Technology Inc        COM              205862402      272    13300 SH       SOLE                             13300
Costco Wholesale Corp          COM              22160K105      401    11280 SH       SOLE                             11280
Dell Computer Corp             COM              247025109     2497   134770 SH       SOLE                            134770
Dow Chemical Co                COM              260543103      295     9000 SH       SOLE                              9000
Duke Energy Corp               COM              264399106     2910    76870 SH       SOLE                             76870
EMC Corp - Mass                COM              268648102      887    75530 SH       SOLE                             75530
El Paso Corp                   COM              28336L109     2366    56954 SH       SOLE                             56954
Exxon Mobil Corp               COM              30231G102      814    20652 SH       SOLE                             20652
Fannie Mae                     COM              313586109     8288   103523 SH       SOLE                            103523
Forest Laboratories Inc        COM              345838106     3059    42400 SH       SOLE                             42400
General Electric Co            COM              369604103     7436   199897 SH       SOLE                            199897
Health Management Assoc Inc    COM              421933102      536    25801 SH       SOLE                             25801
Home Depot Inc                 COM              437076102     5988   156068 SH       SOLE                            156068
Illinois Tool Works Inc        COM              452308109      720    13300 SH       SOLE                             13300
Indymac Bancorp Inc            COM              456607100     2207    81400 SH       SOLE                             81400
Integrated Device Tech Inc     COM              458118106     2119   105325 SH       SOLE                            105325
Intel Corp                     COM              458140100      675    33025 SH       SOLE                             33025
International Business Machine COM              459200101     5468    59615 SH       SOLE                             59615
International Rectifier Corp   COM              460254105     1130    41500 SH       SOLE                             41500
Ivax Corporation               COM              465823102     2904   130974 SH       SOLE                            130974
JP Morgan Chase & Co           COM              46625H100      363    10632 SH       SOLE                             10632
Johnson & Johnson              COM              478160104     4138    74700 SH       SOLE                             74700
Kerr-McGee Corp                COM              492386107     3643    70175 SH       SOLE                             70175
Kimberly Clark Corp            COM              494368103      653    10530 SH       SOLE                             10530
King Pharmaceuticals Inc       COM              495582108     3884    92589 SH       SOLE                             92589
Lennar Corp                    COM              526057104      648    17975 SH       SOLE                             17975
MBNA Corp                      COM              55262L100     1076    35535 SH       SOLE                             35535
McDonalds Corp                 COM              580135101      258     9488 SH       SOLE                              9488
Medtronic Inc                  COM              585055106     1014    23300 SH       SOLE                             23300
Mellon Financial Corp          COM              58551A108      443    13705 SH       SOLE                             13705
Merck & Co Inc                 COM              589331107     4454    66875 SH       SOLE                             66875
Microsoft Corp                 COM              594918104     5682   111050 SH       SOLE                            111050
Morgan Stanley Dean Witter & C COM              617446448      761    16420 SH       SOLE                             16420
Northern Trust Corp.           COM              665859104     4728    90100 SH       SOLE                             90100
O'Reilly Automotive Inc        COM              686091109     2040    71200 SH       SOLE                             71200
Omnicom Group                  COM              681919106      514     7915 SH       SOLE                              7915
Pfizer Inc                     COM              717081103     7277   181481 SH       SOLE                            181481
Philip Morris Companies Inc    COM              718154107      338     6995 SH       SOLE                              6995
Procter & Gamble Co            COM              742718109      574     7880 SH       SOLE                              7880
Ruby Tuesday Inc               COM              781182100     3249   206950 SH       SOLE                            206950
SBC Communications Inc         COM              78387G103     1811    38429 SH       SOLE                             38429
Safeway Inc                    COM              786514208      459    11550 SH       SOLE                             11550
Schering Plough Corp           COM              806605101     1691    45570 SH       SOLE                             45570
Shaw Group Inc                 COM              820280105     2800    99400 SH       SOLE                             99400
Southern Co                    COM              842587107      255    10638 SH       SOLE                             10638
Stryker Corp                   COM              863667101      212     4000 SH       SOLE                              4000
Sun Microsystems Inc           COM              866810104      459    55520 SH       SOLE                             55520
SunTrust Banks Inc             COM              867914103     3650    54798 SH       SOLE                             54798
Sungard Data Systems           COM              867363103     2428   103900 SH       SOLE                            103900
TCF Financial Corp             COM              872275102     2248    48800 SH       SOLE                             48800
Temple Inland Inc              COM              879868107     1771    37300 SH       SOLE                             37300
Tyco International LTD         COM              902124106     5143   113025 SH       SOLE                            113025
United Technologies Corp       COM              913017109      865    18610 SH       SOLE                             18610
Verizon Communications         COM              92343v104      452     8362 SH       SOLE                              8362
Wachovia Corp                  COM              929903102      638    20572 SH       SOLE                             20572
Wal-Mart Stores Inc            COM              931142103     5227   105600 SH       SOLE                            105600
Walgreen Co                    COM              931422109      868    25200 SH       SOLE                             25200
Wells Fargo Company            COM              949746101      560    12600 SH       SOLE                             12600
XTO Energy Inc                 COM              98385X106     2609   187000 SH       SOLE                            187000
Lord Abbett All Value Fund CL                   543915607       97 10000.000000SH    SOLE                        10000.000000
ML Strategic Returns Notes                      59021J505      134 16500.000000SH    SOLE                        16500.000000
Mercury US Large Cap Fund-C                     589358787      106 14353.565000SH    SOLE                        14353.565000
Pimco Target Fund Class C                       693389298      140 11068.000000SH    SOLE                        11068.000000
Putnam Investors Fd Cl A                        746809102      245 23383.000000SH    SOLE                        23383.000000
S&P Industrial 01B Roll DAF                     294712302       17 18588.591700SH    SOLE                        18588.591700
S&P Industrial 01J DAF                          294712146       41 44332.000000SH    SOLE                        44332.000000
Select Ten 01 SRS 1 Roll Def A                  294701A23       19 19458.000000SH    SOLE                        19458.000000
Teleglobal Port 01A Roll DAF                    29471T733       11 23012.423700SH    SOLE                        23012.423700